Description of the Plan - Participant Loans (Details) - EBP 003	12 Months Ended
Dec. 31, 2025
Description of the Plan
Interest rate spread over Federal Reserve "Bank Prime Rate"	2.00%
January 1, 2013 to December 16, 2015
Description of the Plan
Rate	5.25%
December 17, 2015 to December 14, 2016
Description of the Plan
Rate	5.50%
December 15, 2016 to March 21, 2017
Description of the Plan
Rate	5.75%
March 22, 2017 to June 20, 2017
Description of the Plan
Rate	6.00%
June 21, 2017 to December 19, 2017
Description of the Plan
Rate	6.25%
December 20, 2017 to March 27, 2018
Description of the Plan
Rate	6.50%
March 28, 2018 to June 19, 2018
Description of the Plan
Rate	6.75%
June 20, 2018 to October 2, 2018
Description of the Plan
Rate	7.00%
October 3, 2018 to December 25, 2018
Description of the Plan
Rate	7.25%
December 26, 2018 to August 6, 2019
Description of the Plan
Rate	7.50%
August 7, 2019 to September 24, 2019
Description of the Plan
Rate	7.25%
September 25, 2019 to November 5, 2019
Description of the Plan
Rate	7.00%
November 6, 2019 to March 3, 2020
Description of the Plan
Rate	6.75%
March 4, 2020 to March 10, 2020
Description of the Plan
Rate	6.68%
March 11, 2020 to March 17, 2020
Description of the Plan
Rate	6.25%
March 18, 2020 to March 24, 2020
Description of the Plan
Rate	5.82%
March 25, 2020 to March 22, 2022
Description of the Plan
Rate	5.25%
March 23, 2022 to May 10, 2022
Description of the Plan
Rate	5.50%
May 11, 2022 to June 21, 2022
Description of the Plan
Rate	6.00%
June 22, 2022 to August 2, 2022
Description of the Plan
Rate	6.75%
August 3, 2022 to September 27, 2022
Description of the Plan
Rate	7.50%
September 28, 2022 to November 8, 2022
Description of the Plan
Rate	8.25%
November 9, 2022 to December 20, 2022
Description of the Plan
Rate	9.00%
December 21, 2022 to February 7, 2023
Description of the Plan
Rate	9.50%
February 8, 2023 to March 28, 2023
Description of the Plan
Rate	9.75%
March 29, 2023 to May 9, 2023
Description of the Plan
Rate	10.00%
May 10, 2023 to August 1, 2023
Description of the Plan
Rate	10.25%
August 2, 2023 to September 24, 2024
Description of the Plan
Rate	10.50%
September 25, 2024 to November 12, 2024
Description of the Plan
Rate	10.00%
November 13, 2024 to November 19, 2024
Description of the Plan
Rate	9.79%
November 20, 2024 to December 24, 2024
Description of the Plan
Rate	9.75%
December 25, 2024 to September 16, 2025
Description of the Plan
Rate	9.50%
September 17, 2025 to September 23, 2025
Description of the Plan
Rate	9.46%
September 24, 2025 to November 4, 2025
Description of the Plan
Rate	9.25%
November 5, 2025 to December 16, 2025
Description of the Plan
Rate	9.00%
December 17, 2025 to December 31, 2025
Description of the Plan
Rate	8.75%